Property & Equipment (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	$ 48,000	$ 1,025,000	$ 795,000